IMPAIRMENTS AND IMPAIRMENT REVERSALS - Additional Information (Details) oz in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) $ / oz $ / lb	Dec. 31, 2016 USD ($) $ / oz oz	Dec. 31, 2015 $ / lb
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	$ 356.5	$ 615.1
Reversal/(Impairment) of non-operating mining properties	$ (99.6)	$ 96.2
Discount rate applied to cash flow projections	4.50%	4.75%
Gualcamayo
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	$ 256.9	$ 0.0
Impairment loss, net of tax	196.0
Gualcamayo related Argentinian exploration
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	99.6	0.0
Impairment loss, net of tax	77.5
El Peñón
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	0.0	600.4
Impairment loss, net of tax		(381.6)
Brio Gold
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	$ 0.0	14.7
Impairment loss, net of tax		1.7
Pilar
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss		110.9
C1 Santa Luz
Disclosure of impairment loss and reversal of impairment loss [line items]
Reversal/(Impairment) of non-operating mining properties		$ 96.2
Gold Ore
Disclosure of impairment loss and reversal of impairment loss [line items]
Estimated long-term prices | $ / oz	1,300	1,250
Gold Ore | El Peñón
Disclosure of impairment loss and reversal of impairment loss [line items]
Production expectation | oz		140
Silver Ore
Disclosure of impairment loss and reversal of impairment loss [line items]
Estimated long-term prices | $ / oz	19.05	18.75
Silver Ore | El Peñón
Disclosure of impairment loss and reversal of impairment loss [line items]
Production expectation | oz		4,150
Copper Ore
Disclosure of impairment loss and reversal of impairment loss [line items]
Estimated long-term prices | $ / lb	3.00		2.85